                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-08059

Exact Name of Registrant
(as specified in charter): Cohen & Steers Realty Focus Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES      VALUE
                                                             ---------   -----------
EQUITIES                                            93.33%(a)
    DIVERSIFIED                                      1.94%
         Alexander's(b)....................................     4,900    $   975,590
                                                                         -----------
    HOTEL                                           10.60%
         Hilton Hotels Corp. ..............................    52,900        996,636
         Host Marriott Corp.(b)............................   139,300      1,954,379
         Starwood Hotels & Resorts Worldwide...............    51,200      2,376,704
                                                                         -----------
                                                                           5,327,719
                                                                         -----------
    INDUSTRIAL                                       4.13%
         ProLogis..........................................    58,900      2,075,636
                                                                         -----------
    OFFICE                                          16.90%
         Arden Realty......................................    53,500      1,743,030
         Boston Properties.................................    49,200      2,725,188
         CarrAmerica Realty Corp. .........................    37,800      1,236,060
         Highwoods Properties..............................    49,900      1,228,039
         Maguire Properties................................    64,100      1,558,271
                                                                         -----------
                                                                           8,490,588
                                                                         -----------
    OFFICE/INDUSTRIAL                                2.85%
         Reckson Associates Realty Corp. ..................    49,900      1,434,625
                                                                         -----------
    RESIDENTIAL                                     31.12%
       APARTMENT                                    23.59%
         Archstone-Smith Trust.............................    47,400      1,499,736
         AvalonBay Communities.............................    57,400      3,456,628
         BRE Properties....................................    71,500      2,742,025
         Equity Residential................................    45,700      1,416,700
         Post Properties...................................    33,100        989,690
         Summit Properties.................................    64,700      1,750,135
                                                                         -----------
                                                                          11,854,914
                                                                         -----------

-------------------
(a) Percentages indicated are based on net assets of the fund.
(b) Nonincome producing security.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY FOCUS FUND, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                 NUMBER
                                                                OF SHARES     VALUE
                                                                ---------  -----------
    MANUFACTURED HOME                                 7.53%
         Affordable Residential Communities................       90,100   $ 1,315,460
         Sun Communities...................................       63,000     2,468,970
                                                                           -----------
                                                                             3,784,430
                                                                           -----------
         TOTAL RESIDENTIAL.................................                 15,639,344
                                                                           -----------
    SELF STORAGE                                      5.34%
         Shurgard Storage Centers..........................       69,100     2,681,080
                                                                           -----------
    SHOPPING CENTER -- REGIONAL MALL                 18.94%
         CBL & Associates Properties.......................       26,800     1,633,460
         Macerich Co. .....................................       46,500     2,477,985
         Mills Corp. ......................................       52,300     2,712,801
         Taubman Centers...................................      104,300     2,694,069
                                                                           -----------
                                                                             9,518,315
                                                                           -----------
    SPECIALTY                                         1.51%
         American Campus Communities.......................       40,900       759,104
                                                                           -----------
              TOTAL EQUITIES
                (Identified cost -- $42,412,585)...........                 46,902,001
                                                                           -----------

                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
COMMERCIAL PAPER
         State Street Corp., 1.40%, due 10/01/2004     3.44%
            (Identified cost -- $1,729,000)........           $1,729,000     1,729,000
                                                                           -----------
TOTAL INVESTMENTS (Identified
  cost -- $44,141,585).............................   96.77%                48,631,001(a)
OTHER ASSETS IN EXCESS OF LIABILITIES..............    3.23%                 1,622,195
                                                     ------                -----------
NET ASSETS.........................................  100.00%               $50,253,196
                                                     ------                -----------
                                                     ------                -----------

-------------------
(a) At September 30, 2004, net realized appreciation was $4,489,416, based on cost for federal income tax purposes of $44,141,585. This consisted of aggregate gross unrealized appreciation on investments of $4,597,831 and aggregate gross unrealized depreciation on investments of $108,415.

--------------------------------------------------------------------------------
                                       3

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

By: /s/ Robert H. Steers
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                        By:  /s/ Martin Cohen
    --------------------------------                 ---------------------------------------
        Name: Robert H. Steers                           Name: Martin Cohen
        Title: Chairman, Secretary and                   Title: President, Treasurer
                and principal executive officer                  and principal financial officer

        Date: November 29, 2004

                                       5